Noncontrolling Interest - Schedule of Movements in Noncontrolling Interest (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
Noncontrolling interest subject to redemption	$ 21	$ 22
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	22	22
Distributions to noncontrolling interest, temporary equity	(3)	(2)
Net income attributable to noncontrolling interest, temporary equity	2	2
Noncontrolling interest - ending balance, temporary equity		22
Noncontrolling interest - beginning balance, equity	50	50
Distributions to noncontrolling interest, equity	(5)	(4)
Net income attributable to noncontrolling interest, equity		4
Noncontrolling interest - ending balance, equity	49	50
Noncontrolling interest - beginning balance	72	72
Distributions to noncontrolling interest	(8)	(6)
Net income attributable to noncontrolling interest	6	6
Noncontrolling interest - ending balance	$ 70	$ 72